Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 5.2%
DSV A/S	93,002	$14,319,451

Banks — 10.1%
Danske Bank A/S	375,169	11,533,310
Jyske Bank A/S, Registered	58,681	4,841,826
Ringkjoebing Landbobank A/S	28,493	5,111,997
Spar Nord Bank A/S	112,224	2,079,633
Sydbank A/S	82,897	4,417,942
		27,984,708
Beverages — 4.8%
Carlsberg A/S, Class B	59,485	8,070,312
Royal Unibrew A/S(a)	62,925	5,171,883
		13,242,195
Biotechnology — 7.5%
Bavarian Nordic A/S(a)	121,112	3,268,066
Genmab A/S(a)	36,432	10,283,252
Zealand Pharma A/S(a)	75,369	7,070,613
		20,621,931
Building Products — 2.0%
Rockwool A/S, Class B	12,929	5,439,756

Chemicals — 4.8%
Novonesis (Novozymes), Class B	224,164	13,369,509

Commercial Services & Supplies — 1.6%
ISS A/S(b)	227,046	4,403,980

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	26,862	1,471,211

Electric Utilities — 2.8%
Orsted A/S(a)(c)	125,340	7,687,947

Electrical Equipment — 7.1%
NKT A/S(a)	62,082	5,390,783
Vestas Wind Systems A/S(a)	503,141	14,117,315
		19,508,098
Food Products — 0.6%
Schouw & Co. A/S	19,820	1,652,524

Ground Transportation — 0.1%
NTG Nordic Transport Group A/S, Class A(a)(b)	8,737	374,347

Health Care Equipment & Supplies — 6.7%
Ambu A/S, Class B(a)	241,990	4,646,065
Coloplast A/S, Class B	74,590	8,971,468
Demant A/S(a)	103,042	4,952,420
		18,569,953
Household Durables — 1.9%
GN Store Nord A/S(a)	166,311	5,288,147

Insurance — 4.1%
Alm Brand A/S	1,314,488	2,618,184
Topdanmark A/S	69,707	2,972,871
Tryg A/S	285,370	5,875,200
		11,466,255
IT Services — 1.1%
Netcompany Group A/S(a)(b)(c)	69,737	3,074,066

Life Sciences Tools & Services — 0.5%
Chemometec A/S	24,351	1,296,941
Security	Shares	Value

Machinery — 1.5%
FLSmidth & Co. A/S	67,178	$3,869,142
Nilfisk Holding A/S(a)	18,741	409,477
		4,278,619
Marine Transportation — 5.5%
AP Moller - Maersk A/S, Class A	3,113	5,462,616
AP Moller - Maersk A/S, Class B, NVS	3,613	6,569,086
D/S Norden A/S	34,377	1,669,174
DFDS A/S	50,032	1,558,547
		15,259,423
Oil, Gas & Consumable Fuels — 1.0%
TORM PLC, Class A	72,700	2,690,327

Pharmaceuticals — 24.9%
ALK-Abello A/S, Class B(a)	204,073	4,557,955
H Lundbeck A/S, Class A	60,952	298,423
H Lundbeck A/S, Class B	433,164	2,379,774
Novo Nordisk A/S, Class B	453,854	61,491,805
		68,727,957
Software — 0.3%
cBrain A/S	17,143	770,892

Specialty Retail — 0.3%
Matas A/S	53,231	921,428

Textiles, Apparel & Luxury Goods — 3.4%
Pandora A/S	56,504	9,281,367

Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	87,893	1,241,495

Transportation Infrastructure — 0.3%
Svitzer A/S, NVS(a)(b)	22,027	863,546

Total Long-Term Investments — 99.1%
(Cost: $234,739,080)		273,806,073

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(d)(e)(f)	4,815,414	4,816,858
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	130,000	130,000

Total Short-Term Securities — 1.8%
(Cost: $4,946,837)		4,946,858

Total Investments — 100.9%
(Cost: $239,685,917)		278,752,931

Liabilities in Excess of Other Assets — (0.9)%		(2,359,432)

Net Assets — 100.0%		$276,393,499

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,769,188	$—		$(1,952,966	)(a)	$1,317	$(681)	$4,816,858	4,815,414	$28,915	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	0	(a)	—		—	—	130,000	130,000	4,364		—
						$1,317	$(681)	$4,946,858		$33,279		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	86	06/21/24	$2,501	$28,911

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,576,252	$270,229,821	$—	$273,806,073

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,946,858	$—	$—	$4,946,858
	$8,523,110	$270,229,821	$—	$278,752,931
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$28,911	$—	$28,911

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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